Subsequent events (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			1 Months Ended				6 Months Ended
	Jul. 23, 2021 EUR (€) € / shares shares	Jul. 23, 2021 USD ($) shares	Feb. 28, 2021 EUR (€) € / shares shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 EUR (€) € / shares shares	Jan. 31, 2021 USD ($) shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jul. 14, 2021 € / shares	Jul. 14, 2021 $ / shares	Feb. 09, 2021 $ / shares	Jan. 14, 2021 $ / shares
Subsequent events
Proceeds from issue of ordinary shares in the form of ADS | €							€ 18,153
Proceeds from issuance of long-term debt | €								€ 5,000
ADS
Subsequent events
Increase in shares issued (in shares) | shares			443,414	443,414	621,170	621,170
Purchase price | (per share)			€ 22.27		€ 13.33						$ 26.95	$ 16.16
Proceeds from issue of ordinary shares in the form of ADS			€ 9,900	$ 12	€ 8,300	$ 10
Share transaction | ADS
Subsequent events
Increase in shares issued (in shares) | shares	1,126,127	1,126,127
Purchase price | (per share)	€ 7.52								€ 8.88	$ 8.88
Proceeds from issue of ordinary shares in the form of ADS	€ 8,500	$ 10